Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Investments All Other Investments [Abstract]
Other Non-Current Assets

Other non-current assets consisted of the following:

	December 31,	December 31,
	2020	2019
Equity securities	25	23
Long-term State receivables	623	358
Deposits and other non-current assets	76	56
Total	724	437